Warrant liability	12 Months Ended
Oct. 31, 2024
Disclosure Of Warrant Liability [Abstract]
Warrant liability [Text Block]

12. Warrant liability

During the year ended October 31, 2024, the Company issued warrants as specified in note 13. These warrants were issued in connection with private placements and in debt settlement arrangements. The details of the warrants issued, including the exercise price and expiry date, are disclosed in note 13.

The Company determined that these warrants were exchangeable into a variable number of shares, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss ("FVTPL"). The Company uses the Black-Scholes pricing model to estimate fair value. Expected volatility has been based on an evaluation of the historical volatility of the Company's share price. The risk-free interest rate for the life of the warrants was based on the yield available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrant is based on the contractual term. The values as at the grant date are as follows:

At Grant Date	July 18, 2024	July 24, 2024	September 24, 2024	September 26, 2024
Share price	$0.01	$0.01	$0.01	$0.06
	($0.02 CAD)	($0.02 CAD)	($0.02 CAD)	($0.08 CAD)
Exercise price	$0.04	$0.04	$0.04	$0.04
	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)
Volatility factor (based on historical volatility)	153%	155%	160%	160%
Risk free interest rate	3.83%	3.77%	2.95%	3.01%
Expected life (in years) of warrant	3	3	3	3
Expected dividend yield	0%	0%	0%	0%

As at October 31, 2024, the Company re-valued the warrant liability with the following inputs, assumptions and results, respectively:

At October 31, 2024	July 18, 2024	July 24, 2024	September 24, 2024	September 26, 2024
Share price	$0.06	$0.06	$0.06	$0.06
	($0.08 CAD)	($0.08 CAD)	($0.08 CAD)	($0.08 CAD)
Exercise price	$0.04	$0.04	$0.04	$0.04
	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)	($0.05 CAD)
Volatility factor (based on historical volatility)	156%	156%	154%	155%
Risk free interest rate	3.09%	3.09%	3.09%	3.09%
Expected life (in years) of warrant	3	3	3	3
Expected dividend yield	0%	0%	0%	0%

The following summarizes the warrants and broker warrants activity for the year ended October 31, 2024:

	Number of	Grant date Fair	Fair value as at	Weighted average
	warrants	value	year end	exercise price
Outstanding at October 31, 2022 and 2023	-	$-	$-	$-
Issued in a private placement (note 13 (b) (iv - vii))	20,762,220	192,300	1,021,991	0.04
Issued for debt settlement (note 13 (b) (vii))	1,333,333	69,304	66,006	0.04
Outstanding at October 31, 2024	22,095,553	$261,604	$1,087,997	$0.04

During the year ended October 31, 2024, the Company allocated cash share issuance costs totalling $13,326 to the warrants issued, which were included in other finance expenses in the statement of operations and comprehensive loss. See note 13.